Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of subsidiaries [abstract]
Schedule of group?s subsidiaries
Name of subsidiary	Principal activity	Place of incorporation and operation	Proportion of ownership interest and voting power held by the Group
			31/03/2018		31/03/2017
Amira Nature Foods Ltd	Non-operating	Mauritius	100.0%		100.0%
Amira I Grand Foods Inc.	Non-operating	BVI	100.0%		100.0%
Amira Grand I Foods Inc.*	Non-operating	USA	100.0%		100.0%
Amira K.A. Foods International DMCC*	Non-operating	UAE	100.0%		100.0%
Amira G Foods Limited	Selling packaged Indian specialty rice, primarily basmati rice	UK	100	%#	80.4	%##
Amira Basmati Rice GmbH EUR**	Processing and selling packaged specialty rice	Germany	100	%#	80.4	%##
Basmati Rice North America LLC	Selling packaged specialty rice	USA	100	%#	80.4	%##
Amira Pure Foods Private Limited	Processing and selling packaged Indian specialty rice, primarily basmati rice and other food products	India	80.4	%##	80.4	%##
Amira I Grand Foods Inc.	Selling packaged Indian specialty rice, primarily basmati rice	USA	80.4	%##	80.4	%##
Amira C Foods International DMCC (“Amira Dubai”)	Selling packaged Indian specialty rice, primarily basmati rice and other food products	UAE	80.4	%##	80.4	%##
Amira Foods Pte. Ltd.	Selling packaged Indian specialty rice, primarily basmati rice and other food products	Singapore	80.4	%##	80.4	%##
Amira Ten Nigeria Limited	No operations	Nigeria	80.4	%##	80.4	%##
Amira Foods (Malaysia) SDN. BHD.	Selling packaged Indian specialty rice, primarily basmati rice and other food products	Malaysia	80.4	%##	80.4%##

*	Formed during the year ended March 31, 2015
##	These entities are 100% owned by an intermediary subsidiary APFPL wherein the Group holds 80.4% of shareholding as at March 31, 2016 and 2015
**	Formerly known as Basmati Rice GmbH Europe
#	From August 1, 2017

***A new company named Amira International Finance B.V. has been incorporated in Netherlands on July 30, 2018. Amira International Finance B.V. is a 100% owned subsidiary of Amira Nature Foods Limited.

Schedule of information about the composition of the group

Wholly owned subsidiaries

Principal activity	Name of subsidiary	Place of incorporation and operation	Number of wholly owned subsidiaries
			March 31, 2018	March 31, 2017
Non-operating	Amira Nature Foods Ltd	Mauritius	1	1
Non-operating	Amira I Grand Foods Inc.	BVI	1	1
Non-operating	Amira Grand I Foods Inc.	USA	1	1
Non-operating	Amira K.A. Foods International DMCC	UAE	1	1
Selling packaged Indian specialty rice, primarily basmati rice	Amira G Foods Limited	United Kingdom	1	-
Processing, sourcing and selling packaged specialty rice	Amira Basmati Rice GmbH EUR*	Germany	1	-
Selling packaged specialty rice	Basmati Rice North America LLC	USA	1	-
			7	4

* Formerly known as Basmati Rice GmbH Europe

Non-wholly owned subsidiaries

Principal activity	Name of subsidiary	Place of incorporation and operation	Number of non-wholly owned subsidiaries
			March 31, 2018	March 31, 2017
Processing, sourcing and selling packaged Indian specialty rice, primarily basmati rice and other food products	Amira Pure Foods Private Limited	India	1	1
Sourcing and selling packaged Indian specialty rice, primarily basmati rice and other food products	Amira C Foods International DMCC	UAE	1	1
Selling packaged Indian specialty rice, primarily basmati rice	Amira I Grand Foods Inc.	USA	1	1
Selling packaged Indian specialty rice, primarily basmati rice	Amira G Foods Limited	United Kingdom	-	1
Processing, sourcing and selling packaged specialty rice	Amira Basmati Rice GmbH EUR*	Germany	-	1
Selling packaged specialty rice	Basmati Rice North America LLC	USA	-	1
Selling packaged Indian specialty rice, primarily basmati rice and other food products	Amira Foods Pte. Ltd.	Singapore	1	1
Selling packaged Indian specialty rice, primarily basmati rice and other food products	Amira Foods (Malaysia) SDN. BHD.	Malaysia	1	1
Non-operating	Amira Ten Nigeria Limited	Nigeria	1	1
			6	9

Schedule of non-wholly owned subsidiaries
Name of subsidiary	Place of incorporation and principal place of business	Proportion of ownership interest and voting rights held by non-controlling interest (in USD)		Profit/(loss) allocated to non- controlling interest (in USD)		Accumulated non-controlling interest (in USD)
		March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017
Amira Pure Foods Private Limited*	India	19.6%	19.6%	(20,278,129)	1,701,092	(3,922,671)	16,251,481
Amira C Foods International DMCC	Dubai (UAE)	19.6%	19.6%	4,372,111	5,473,989	33,465,563	29,093,452
Amira UK, Basmati Rice LLC Amira Germany**				-	-	(2,569,581)	-
Others (individually immaterial subsidiaries with non-controlling interests)				532,428	(751,065)	(4,079,296)	(4,603,297)
Total				(15,373,590)	6,424,016	22,894,015	40,741,636

* The Non-controlling interest (NCI) is computed using 7,005,434 shares (assuming exchange under the’ exchange agreement’).

**Amira Basmati Rice LLC (US), Amira G Foods (UK) and Amira Basmati Rice GmBH (Germany) have been transferred under a common control transaction in fiscal 2018 and accordingly, there is no NCI in those entities.